Intangible Assets (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Purchased in-process research and development	$ 0.6
Amortization expense on intangible assets	110.4	94.9	78.4
Nonmonetary transaction of intangible assets		30.3
Nonmonetary transaction of net sales		11.0
Nonmonetary transaction of deferred revenues		19.3
Deferred Revenue, Revenue Recognized		1.6
DxS Ltd [Member]
Goodwill, Impairment Loss			1.6
Goodwill written off	1.6	1.6
DxS and SAB [Member]
Amortization related to the impairment of developed technology			$ 5.0